Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Amortization Expense [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ (40,772)	$ (37,469)
Finite-Lived Intangible Assets [Member]
Intangible Assets Amortization Expense [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,302	$ 3,068